Related Parties - Summary of Analysis of the Balances with Related Parties (Detail) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	$ 1,071,520	$ 2,287,213
Amounts payable to related party transactions	6,766,826	7,224,218
Sears Roebuck de México, S.A. de C.V. and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	189,724	260,584
Sitios Latinoamérica, S.A.B. de C.V. [Member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	216,378	1,460,897
Amounts payable to related party transactions	1,031,925	960,244
Sanborns Hermanos, SA [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	164,650	124,157
Patrimonial Inbursa, SA [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	206,127	166,366
Grupo Condumex, SA de CV and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	17,484	31,857
Amounts payable to related party transactions	548,076	2,036,371
Telesites, S.A.B. de C.V. and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	63,128	80,677
Claroshopcom SAPI de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	46,459	31,559
Amounts payable to related party transactions	122,940	216,774
Carso Infraestructura y Construccion, SA de CV and Subsidiaries [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	3,256,535	2,836,689
Fianzas Guardiana Inbursa, SA de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	439,437	437,428
Grupo Financiero Inbursa, SAB de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	180,718	102,127
Seguros Inbursa SA de CV [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	101,026	107,389
Industrial Afiliada, S.A. de C.V [Member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	469,591	103,864
Banco Inbursa, S.A [Member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	22,438	20,089
Promotora Inbursa, S.A. de C.V [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	35,292	15,174
Cicsa Perú, S.A.C. [Member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts payable to related party transactions	166,484	256,344
Other related parties [member]
Disclosure of receivables and payables arising from related party transactions [line items]
Amounts receivable from related party transactions	167,570	131,116
Amounts payable to related party transactions	$ 392,364	$ 131,725